Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net investment income (loss) from interest in Corteva Agriscience Defined Contribution Plan Master Trust	$ 860,981,725
Net appreciation (depreciation) in fair value of investments	34,137,396
Dividend income	2,719,067
Net investment income (loss)	897,838,188
Employer contributions, net	97,114,042
Participant contributions	115,228,039
Rollovers	7,694,333
Total contributions	220,036,414
Interest from notes receivable from participants	2,113,166
Total additions	1,119,987,768
Benefits paid to participants	825,888,002
Administrative expenses	1,055,306
Total deductions	826,943,308
Net increase (decrease)	293,044,460
Net assets available for benefits: Beginning of year	7,113,388,268
Net assets available for benefits: End of year	$ 7,406,432,728